Financial Instruments (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total assets at fair value	$ 148,731,653	$ 132,140,617
Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,805,514,202	2,479,014,180
Mutual funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	141,112,300	123,107,773
Common/collective trust funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,472,523,301	2,176,721,606
Common stock funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	33,296,633	30,890,263
Self-directed brokerage account | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	88,070,839	74,619,528
Cash and cash equivalents | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	22,364	34,172
Separate account funds measured at NAV | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	70,488,765	73,640,838
Total | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,735,025,437	2,405,373,342
Total | Mutual funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	141,112,300	123,107,773
Total | Common/collective trust funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,472,523,301	2,176,721,606
Total | Common stock funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	33,296,633	30,890,263
Total | Self-directed brokerage account | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	88,070,839	74,619,528
Total | Cash and cash equivalents | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	22,364	34,172
Level 1 | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,735,025,437	2,405,373,342
Level 1 | Mutual funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	141,112,300	123,107,773
Level 1 | Common/collective trust funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	2,472,523,301	2,176,721,606
Level 1 | Common stock funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	33,296,633	30,890,263
Level 1 | Self-directed brokerage account | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	88,070,839	74,619,528
Level 1 | Cash and cash equivalents | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	22,364	34,172
Level 2 | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 2 | Mutual funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 2 | Common/collective trust funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 2 | Common stock funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 2 | Self-directed brokerage account | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 2 | Cash and cash equivalents | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Mutual funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Common/collective trust funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Common stock funds | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Self-directed brokerage account | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Level 3 | Cash and cash equivalents | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	0	0
Separate account funds measured at NAV | Separate account funds measured at NAV | Master Trust Assets
EBP, Master Trust [Line Items]
Total assets at fair value	$ 70,488,765	$ 73,640,838